Stock Option and bonus plans (Details 1) (USD $)	12 Months Ended
Mar. 31, 2014 Decimal
$4.50
Exercisable, Weighted Average Exercise Price	$ 4.50
Outstanding, Number	30,000
Outstanding, Weighted Average Remaining Life	1.8
Exercisable, Number	30,000
$6.20
Exercisable, Weighted Average Exercise Price	$ 6.20
Outstanding, Number	40,000
Outstanding, Weighted Average Remaining Life	0.5
Exercisable, Number	40,000
$5.47
Exercisable, Weighted Average Exercise Price	$ 5.47
Outstanding, Number	70,000
Outstanding, Weighted Average Remaining Life	1.0
Exercisable, Number	70,000